PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold improvements						$ 12,928
Furniture & fixtures						16,839
Purchase of property plant and equipment					$ 0
Depreciation expenses	$ 1,489	$ 1,489	$ 4,465	$ 4,465	$ 5,953	$ 2,308
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture & fixtures useful life	5 years		5 years		5 years	5 years
Depreciation expenses			$ 1,939
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture & fixtures useful life						5 years